INVESTMENTS IN UNCONSOLIDATED AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Schedule Of Equity Method Investments
Summarized aggregated financial information for all other equity method investments for the years ended December 31, 2024, December 31, 2023 and December 31, 2022 and as of December 31, 2024 and December 31, 2023 are as follows in the tables below. Unless stated otherwise, the information reflects the amounts reported in the financial statements of the investment entities rather than the share attributable to the Company.

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022

Summary Statements of Operations:	(U.S. Dollars in thousands)
Revenue, net	$1,977,013	$1,872,916	$1,720,489
Cost of sales	(1,840,701)	(1,743,920)	(1,614,293)
Other activity	(105,718)	(103,921)	(88,759)
Net income	$30,594	$25,075	$17,437
Net income attributable to Dole plc	$16,187	$14,721	$7,270

	December 31, 2024	December 31, 2023

Summary Balance Sheets:	(U.S. Dollars in thousands)
Current assets	$435,733	$398,628
Non-current assets	290,138	315,862
Current liabilities	(338,855)	(295,022)
Non-current liabilities	(118,954)	(148,892)
Noncontrolling interest	(1,945)	(1,616)
Net assets	$266,117	$268,960
Dole plc share of net assets	104,670	100,263
Goodwill	21,504	28,043
Carrying amount of investments	$126,174	$128,306
The following table presents sales to and purchases from other investments in unconsolidated affiliates for the years ended December 31, 2024, December 31, 2023 and December 31, 2022:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022

	(U.S. Dollars in thousands)
Sales	$126,396	$127,642	$121,092
Purchases	175,661	166,676	161,841
The following tables presents amounts due from and to investments in unconsolidated affiliates as of December 31, 2024 and December 31, 2023:

	December 31, 2024	December 31, 2023

	(U.S. Dollars in thousands)
Amounts due from investments in unconsolidated affiliates presented within trade receivables	$26,053	$25,066
Amounts due from investments in unconsolidated affiliates presented within other receivables	2,374	4,138
Amounts due to investments in unconsolidated affiliates presented within accounts payable	(9,788)	(10,514)
Amounts due from investments in unconsolidated affiliates presented within other assets	8,132	9,220
The following table provides a reconciliation of equity method earnings in the consolidated statements of operations for the years ended December 31, 2024, December 31, 2023 and December 31, 2022:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022

	(U.S. Dollars in thousands)
Share of equity method earnings, net of investee tax	16,187	14,721	7,270
Impairment of equity method investment	(7,158)
Loss on step-up acquisition of equity method investments	(196)	—	—
(Loss) gain on disposal of equity method investments	(525)	470	(544)
Equity method earnings	$8,308	$15,191	$6,726

Schedule of Investments in Unconsolidated Affiliates
A rollforward of the carrying amount of Dole’s investments in unconsolidated affiliates as of December 31, 2024 and December 31, 2023 was as follows:

Amount
(U.S. Dollars in thousands)
Carrying amount as of December 31, 2022	$124,234
Share of income after investee tax	14,721
Additions	532
Subsidiary becoming equity method investment	(84)
Disposals	(1,046)
Dividends received from investments	(9,388)
Foreign exchange impact and other	2,735
Carrying amount as of December 31, 2023	131,704
Share of income after investee tax	16,187
Impairment of equity method investments	(7,158)
Additions	1,769
Equity method investment becoming subsidiary	(925)
Disposals	(985)
Dividends received from investments	(7,049)
Foreign exchange impact and other	(4,221)
Carrying amount as of December 31, 2024	$129,322